UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          11/04/11
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: $98,905.00
List of Other Included Managers:


No.  13F File Number                                         Name

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

___  ______________________________        _____________________________________

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      287     4000 SH       Sole                                       4000
ADVANCED AUTO PARTS            COM              00751Y106      695    11967 SH       Sole                                      11967
AGILENT TECHNOLOGIES INC       COM              00846U101     2618    83767 SH       Sole                                      83767
ALCOA INC COM                  COM              013817101      112    11664 SH       Sole                                      11664
AMERICAN EAGLE OUTFITTERS      COM              02553E106      585    49900 SH       Sole                                      49900
AMGEN INC                      COM              031162100     3210    58400 SH       Sole                                      58400
ANADARKO PETROLEUM CORP        COM              032511107      444     7049 SH       Sole                                       7049
AON CORP                       COM              037389103     2873    68434 SH       Sole                                      68434
AT&T INC                       COM              00206R102     1955    68547 SH       Sole                                      68547
BALL CORP                      COM              058498106     4667   150467 SH       Sole                                     150467
BALTIA AIR LINES INC           COM              058823105       24   570000 SH       Sole                                     570000
BANK OF AMERICA CORP           COM              060505104      559    91270 SH       Sole                                      91270
BANK OF NEW YORK MELLON CORP   COM              064058100      803    43200 SH       Sole                                      43200
BECTON DICKINSON & CO          COM              075887109     1825    24890 SH       Sole                                      24890
CENOVUS ENERGY INC             COM              15135U109      624    20315 SH       Sole                                      20315
CHEVRON CORP                   COM              166764100     4166    45031 SH       Sole                                      45031
CIT GROUP INC                  COM              125581801     1228    40433 SH       Sole                                      40433
CONOCOPHILLIPS                 COM              20825C104      317     5000 SH       Sole                                       5000
CONSOL ENERGY INC              COM              20854P109     1398    41200 SH       Sole                                      41200
CROWN HOLDINGS INC.            COM              228368106     4662   152292 SH       Sole                                     152292
CSX CORP                       COM              126408103      213    11400 SH       Sole                                      11400
DANAHER CORP                   COM              235851102     2193    52300 SH       Sole                                      52300
DIAGEO PLC-SPON ADR            COM              25243Q205     2187    28800 SH       Sole                                      28800
DIRECTV GROUP INC (THE)        COM              25490A101     3084    73000 SH       Sole                                      73000
DRESSER-RAND GROUP INC         COM              261608103     2765    68230 SH       Sole                                      68230
DU PONT (EI) DE NEMOURS        COM              263534109     1015    25400 SH       Sole                                      25400
EBAY INC                       COM              278642103     2707    91800 SH       Sole                                      91800
ENCANA CORP                    COM              292505104      325    16903 SH       Sole                                      16903
FRANKLIN RESOURCES INC         COM              354613101     2126    22228 SH       Sole                                      22228
FREEPORT-MCMORAN COPPER        COM              35671D857     1148    37700 SH       Sole                                      37700
GENERAL DYNAMICS               COM              369550108     1151    20234 SH       Sole                                      20234
HEWLETT-PACKARD CO             COM              428236103      670    29850 SH       Sole                                      29850
HUMAN GENOME SCIENCES INC      COM              444903108     1652   130200 SH       Sole                                     130200
IBM CORPORATION                COM              459200101     3579    20449 SH       Sole                                      20449
INGERSOLL-RAND PLC             COM              G47791101     1826    65000 SH       Sole                                      65000
INTERNATIONAL PAPER CO         COM              460146103     2233    96034 SH       Sole                                      96034
JPMORGAN CHASE & CO            COM              46625H100     2729    90610 SH       Sole                                      90610
KIMBERLY-CLARK CORP            COM              494368103     1143    16100 SH       Sole                                      16100
LOCKHEED MARTIN                COM              539830109      254     3500 SH       Sole                                       3500
MACY'S INC                     COM              55616P104     2178    82733 SH       Sole                                      82733
MCDONALDS CORP                 COM              580135101     1063    12100 SH       Sole                                      12100
MICROSOFT CORP COM             COM              594918104     2319    93158 SH       Sole                                      93158
MORGAN STANLEY                 COM              617446448      896    66368 SH       Sole                                      66368
NAVISTAR INTERNATIONAL         COM              63934E108     1594    49633 SH       Sole                                      49633
NORTHROP GRUMMAN CORP          COM              666807102      381     7300 SH       Sole                                       7300
PACKAGING CORP OF AMERICA      COM              695156109     2750   118033 SH       Sole                                     118033
PEOPLES UNITED FINANCIAL       COM              712704105      328    28800 SH       Sole                                      28800
PFIZER INC                     COM              717081103      472    26700 SH       Sole                                      26700
PRECISION CASTPARTS CORP       COM              740189105     5178    33306 SH       Sole                                      33306
SHIRE PLC-ADR                  COM              82481R106     2279    24267 SH       Sole                                      24267
SPDR GOLD TRUST                COM              78463V107      734     4644 SH       Sole                                       4644
STATE STREET CORP              COM              857477103     2215    68866 SH       Sole                                      68866
TEEKAY CORPORATION             COM              Y8564W103     1481    65483 SH       Sole                                      65483
THE SHERWIN-WILLIAMS CO        COM              824348106     1947    26200 SH       Sole                                      26200
THE TRAVELERS COS INC          COM              89417E109     1501    30800 SH       Sole                                      30800
US BANCORP                     COM              902973304     1428    60683 SH       Sole                                      60683
VALSPAR CORP                   COM              920355104     2528    81000 SH       Sole                                      81000
WELLS FARGO & CO               COM              949746101      256    10594 SH       Sole                                      10594
WYNDHAM WORLDWIDE CORP         COM              98310W108     1326    46500 SH       Sole                                      46500